Shareholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jun. 29, 2021	Nov. 30, 2017	Jun. 30, 2021	Mar. 17, 2021
Shareholders' Equity (Deficit) (Details) [Line Items]
Exercisable price per share	$ 6,250		$ 6,250
Number of shares	3,000,000,000
Price per share	$ 5,000	$ 5,000
Additional ordinary shares purchase	450,000,000
Exercise option to purchase warrants	450,000,000
Shares issued		305,267,000	1,055,555,000
Outstanding debt		$ 1,200
Par value			$ 90.00	$ 0.09
Warrant [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Public offering price per unit percentage	125.00%
Common Stock [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Public offering price per unit percentage		80.00%
Initial Public Offering [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Number of shares	3,000,000
Initial public offering, description	The gross proceeds to the Company from the initial public offering were $15,000 before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. The total issue expenses were in the amount of $2,150 whereas only the costs attributable to the offer of new shares are deducted from equity.